UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ---------------------------------

Check here if Amendment [_];      Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                       Nesconset, New York         11-14-2012
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[_] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 89
                                        -------------------

Form 13F Information Table Value Total: $178,852
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE

                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101       3044000     32940      SOLE               X
ABBOTT LABORATORIES                 Common Stock     002824100       4418000     64450      SOLE               X
AGILENT TECHNOLOGIES                Common Stock     00846U101        365000      9500      SOLE               X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106        351000      4250      SOLE               X
ALTRIA GROUP INC.                   Common Stock     02209S103        460000     13800      SOLE               X
AMERICAN EXPRESS CO.                Common Stock     025816109        960000     16900      SOLE               X
AMGEN INC.                          Common Stock     031162100       2402000     28500      SOLE               X
ANADARKO PETROLEUM CORPORATION      Common Stock     03251110         356000      5100      SOLE               X
APACHE CORP.                        Common Stock     037411105        263000      3050      SOLE               X
APPLE COMPUTER                      Common Stock     037833100      40295000     60403      SOLE               X
BP plc (ADR)                        Common Stock     055622104        834000     19700      SOLE               X
BAKER HUGHES, INC.                  Common Stock     057224107        913000     20200      SOLE               X
BANK OF NY MELLON CORP              Common Stock     064058100        484000     21421      SOLE               X
BANK OF AMERICA CORP                Common Stock     060505104        441000     50029      SOLE               X
BAXTER INTERNATIONAL                Common Stock     071813109       2808000     46600      SOLE               X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207       1705000     19339      SOLE               X
BOEING CORPORATION                  Common Stock     097023105       2454000     35275      SOLE               X
BRISTOL-MYERS SQUIBB                Common Stock     110122108       1954000     57900      SOLE               X
BROADCOM CORP                       Common Stock     111320107        712000     20600      SOLE               X
CATERPILLAR, INC.                   Common Stock     149123101        662000      7700      SOLE               X
CHEVRON TEXACO                      Common Stock     166764100        705000      6050      SOLE               X
CISCO SYSTEMS                       Common Stock     17275R102       1229000     64375      SOLE               X
COCA COLA                           Common Stock     191216100       3793000    100016      SOLE               X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103       2878000     26850      SOLE               X
CONOCO PHILLIPS                     Common Stock     20825C104        711000     12450      SOLE               X
CORNING INC.                        Common Stock     219350105        407000     31000      SOLE               X
CUMMINS INC.                        Common Stock     231021106        534000      5800      SOLE               X
CYTEC INDUSTRIES                    Common Stock     232820100        530000      8100      SOLE               X
D.E MASTER BLENDERS 1753 N.V.       Common Stock     AC 1022F69       240000     20000      SOLE               X
DEERE & COMPANY                     Common Stock     24419910         696000      8450      SOLE               X
DEVON ENERGY CORP.                  Common Stock     25179M103       1076000     17800      SOLE               X
DISNEY (WALT) CO.                   Common Stock     254687106       2717000     51975      SOLE               X
DOVER CORP                          Common Stock     260003108       1564000     26300      SOLE               X
DUPONT DE NEMOURS                   Common Stock     263534109       1516000     30159      SOLE               X
EMC CORPORATION                     Common Stock     26864810         340000     12500      SOLE               X
EMERSON CO.                         Common Stock     291011104       2992000     62000      SOLE               X
EXELIS, INC.                        Common Stock     30162A108        148000     14400      SOLE               X
EXXON MOBIL                         Common Stock     30231G102       8035000     87867      SOLE               X
FEDEX CORP                          Common Stock     31428X106        676000      8000      SOLE               X
FLUOR CORP                          Common Stock     343412102        692000     12300      SOLE               X
GENERAL ELECTRIC                    Common Stock     369604103       3552000    156437      SOLE               X
GOLDMAN SACHS                       Common Stock     38141G104        574000      5050      SOLE               X
GOOGLE, INC.                        Common Stock     38259P508        784000      1040      SOLE               X
HALLIBURTON COMPANY                 Common Stock     406216101        889000     26400      SOLE               X
HOME DEPOT                          Common Stock     437076102        398000      6600      SOLE               X
HONEYWELL INTL                      Common Stock     438516106       3208000     53700      SOLE               X
IBM CORPORATION                     Common Stock     459200101       5185000     24996      SOLE               X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234        289000      7000      SOLE               X
INTEL CORP.                         Common Stock     458140100       1039000     45900      SOLE               X
JP MORGAN CHASE & CO.               Common Stock     46625H100       3105000     76720      SOLE               X
JACOBS ENGINEERING GROUP            Common Stock     469814107       1309000     32400      SOLE               X
JOHNSON & JOHNSON                   Common Stock     478160104       7650000    111022      SOLE               X
KIMBERLY CLARK                      Common Stock     494368103        814000      9500      SOLE               X
KRAFT FOODS INC                     Common Stock     50075N104        711000     17200      SOLE               X
L-3 COMMUNICATIONS                  Common Stock     502424104        566000      7900      SOLE               X
LILLY (ELI) & CO.                   Common Stock     532457108        711000     15000      SOLE               X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106        331000      4000      SOLE               X
MC DONALD'S CORPORATION             Common Stock     580135101       2555000     27850      SOLE               X
MICROSOFT CORPORATION               Common Stock     594918104       2193000     73700      SOLE               X
MONSANTO                            Common Stock     61166W101        273000      3000      SOLE               X
MORGAN STANLEY                      Common Stock     617446448        304000     18175      SOLE               X
NESTLE S A SPONSORED ADR            Common Stock     641069406        246000      3900      SOLE               X
NIKE INC.                           Common Stock     654106103       1755000     18500      SOLE               X
NORFOLK SOUTHERN CORP.              Common Stock     655844108       1285000     20200      SOLE               X
NOVARTIS ADR                        Common Stock     66987V109       1506000     24600      SOLE               X
OAKTREE CAPITAL GROUP, LLC          Common Stock     674001201        594000     14500      SOLE               X
ORACLE CORPORATION                  Common Stock     68389X105       2412000     76700      SOLE               X
PALL CORPORATION                    Common Stock     696429307       1714000     27000      SOLE               X
PEPSICO                             Common Stock     713448108       2039000     28820      SOLE               X
PFIZER                              Common Stock     717081103        867000     34900      SOLE               X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109       1259000     14000      SOLE               X
PRECISION CASTPARTS                 Common Stock     740189105       1682000     10300      SOLE               X
PROCTER & GAMBLE                    Common Stock     742718109       7177000    103485      SOLE               X
QUALCOMM                            Common Stock     747525103       3129000     50100      SOLE               X
RESEARCH IN MOTION, LTD             Common Stock     760975102         84000     11200      SOLE               X
SCHLUMBERGER LIMITED                Common Stock     806857108       3659000     50596      SOLE               X
STRYKER CORPORATION                 Common Stock     863667101        428000      7700      SOLE               X
TJX COMPANIES, INC.                 Common Stock     872540109        232000      5200      SOLE               X
TENARIS S.A.                        Common Stock     88031M109        203000      5000      SOLE               X
TIME WARNER INC.                    Common Stock     887317105        265000      5850      SOLE               X
UNION PACIFIC CORP.                 Common Stock     907818108       1068000      9000      SOLE               X
UNITED PARCEL SERVICE               Common Stock     911312106       3378000     47200      SOLE               X
VANGUARD EMERGING MARKETS ETF       Common Stock     922042858        463000     11100      SOLE               X
WATERS CORP                         Common Stock     941848103       5191000     62300      SOLE               X
WATTS WATER TECHNOLOGIES            Common Stock     942749102       1437000     38000      SOLE               X
WELLS FARGO                         Common Stock     30226D106       1225000     35500      SOLE               X
WISDOM TREE EMERGING MARKET
  EQUITY FUND                       Common Stock     W625942          265000      4950      SOLE               X
XYLEM INC.                          Common Stock     98419M100        362000     14400      SOLE               X
YUM! BRANDS                         Common Stock     988498101       1127000     17000      SOLE               X
TOTAL VALUE                                                      178,852,000